Other operating income - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating results
Re-equilibrium of concession agreements, net of tax		$ 16,315	$ 17,785
Compensation for concession			62,677
Aeropuertos Argentina 2000 S.A.
Other operating results
Percentage of total revenues of the concession assigned to government	15.00%
Percentage of revenues destined to fund the investments commitments	2.50%
Natal Concession Agreement
Other operating results
Compensation for concession			$ 62,700